Postretirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of expense related to defined benefit and retiree health care benefit plans
Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Service cost	$26	$24	$22	$5	$5	$4	$41	$45	$41
Interest cost	45	44	46	20	25	25	61	75	69
Expected return on plan assets	(48)	(50)	(45)	(24)	(23)	(21)	(67)	(78)	(83)
Amortization of prior service cost (credit)	1	1	1	4	3	2	(3)	(4)	(4)
Recognized net actuarial loss	21	16	23	11	13	13	31	41	40
Net periodic benefit costs	45	35	47	16	23	23	63	79	63

Settlement losses (a) (b)	41	—	—	—	—	—	4	193	—
Curtailment losses (gains)	—	—	—	—	(1)	5	(7)	—	2
Special termination benefit losses (gains) (b)	—	(1)	4	—	—	—	—	(337)	—
Total, including other postretirement losses (gains)	$86	$34	$51	$16	$22	$28	$60	$(65)	$65
(a) Includes non-restructuring- and restructuring-related settlement losses.
(b) Transfer of Japan substitutional pension in 2012: In Japan, we maintain employee pension fund plans (EPFs) pursuant to the Japanese Welfare Pension Insurance Law (JWPIL). An EPF consists of two portions: a substitutional portion based on JWPIL-determined minimum old-age pension benefits similar to Social Security benefits in the United States and a corporate portion established at the discretion of each employer. Employers and employees are exempt from contributing to the Japanese Pension Insurance (JPI) if the substitutional portion is funded by an EPF.

The JWPIL was amended to permit each EPF to separate the substitutional portion and transfer those obligations and related assets to the government of Japan. After such a transfer, the employer is required to contribute periodically to JPI, and the government of Japan is responsible for future benefit payments relating to the substitutional portion.

During the third quarter of 2012, our EPF received final approval for such a separation and transferred the obligations and assets of its substitutional portion to the government of Japan. On a pre-tax basis, this resulted in a net gain of $144 million recorded in Restructuring charges/other on our Consolidated statements of income and included in Other, as shown in Note 3. This net gain of $144 million consisted of two parts - a gain of $337 million, representing the difference between the fair values of the obligations settled of $533 million and the assets transferred from the pension trust to the government of Japan of $196 million, offset by a settlement loss of $193 million related to the recognition of previously unrecognized actuarial losses included in AOCI.

Schedule of changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans
Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2013	2012	2013	2012	2013	2012
Change in plan benefit obligation:
Benefit obligation at beginning of year	$1,098	$959	$509	$521	$2,414	$2,748
Service cost	26	24	5	5	41	45
Interest cost	45	44	20	25	61	75
Participant contributions	—	—	18	17	1	1
Benefits paid	(9)	(45)	(47)	(47)	(81)	(83)
Medicare subsidy	—	—	3	5	—	—
Actuarial (gain) loss	(27)	116	(36)	(17)	96	222
Settlements	(178)	—	—	—	(30)	(533)
Curtailments	—	1	—	(1)	(28)	—
Special termination benefit losses (gains)	—	(1)	—	—	—	—
Plan amendments	—	—	—	1	—	—
Effects of exchange rate changes	—	—	—	—	(237)	(61)
Other	—	—	—	—	39	—
Benefit obligation at end of year (BO)	$955	$1,098	$472	$509	$2,276	$2,414

Change in plan assets:
Fair value of plan assets at beginning of year	$1,071	$914	$517	$431	$2,218	$2,211
Actual return on plan assets	1	95	41	37	201	207
Employer contributions (funding of qualified plans)	43	104	—	78	62	134
Employer contributions (payments for non-qualified plans)	13	3	—	—	—	—
Participant contributions	—	—	18	17	1	1
Benefits paid	(9)	(45)	(45)	(46)	(81)	(83)
Settlements	(178)	—	—	—	(30)	(196)
Effects of exchange rate changes	—	—	—	—	(232)	(56)
Other	—	—	(46)	—	40	—
Fair value of plan assets at end of year (FVPA)	$941	$1,071	$485	$517	$2,179	$2,218

Funded status (FVPA – BO) at end of year	$(14)	$(27)	$13	$8	$(97)	$(196)

Schedule of amounts recognized in balance sheet

Amounts recognized on the balance sheet as of December 31, 2013, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$44	$16	$70	$130
Accrued expenses and other liabilities	(7)	—	(5)	(12)
Underfunded retirement plans	(51)	(3)	(162)	(216)
Funded status (FVPA – BO) at end of year	$(14)	$13	$(97)	$(98)

Amounts recognized on the balance sheet as of December 31, 2012, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$34	$12	$22	$68
Accrued expenses and other liabilities	(8)	—	(6)	(14)
Underfunded retirement plans	(53)	(4)	(212)	(269)
Funded status (FVPA – BO) at end of year	$(27)	$8	$(196)	$(215)

Schedule of amounts recognized in other comprehensive income (loss)
The amounts recorded in AOCI for the years ended December 31, 2013 and 2012, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2012, net of taxes	$176	$(1)	$112	$13	$413	$(19)	$701	$(7)
Changes in AOCI by category in 2013:
Adjustments	20	—	(53)	—	(132)	4	(165)	4
Reclassification to Net income	(62)	(1)	(11)	(4)	(35)	10	(108)	5
Tax expense (benefit)	15	—	23	1	59	(4)	97	(3)
Total change to AOCI in 2013	(27)	(1)	(41)	(3)	(108)	10	(176)	6
AOCI balance, December 31, 2013, net of taxes	$149	$(2)	$71	$10	$305	$(9)	$525	$(1)

Schedule of allocation of plan assets
The tables below set forth the fair value of our plan assets as of December 31, 2013 and 2012, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value December 31, 2013	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$27	$—	$27	$—
U.S. Government agency and Treasury securities	208	—	208	—
U.S. bond funds	372	—	372	—
U.S. equity funds and option collars	217	—	217	—
International equity funds	80	—	80	—
Limited partnerships	37	—	—	37
Total	$941	$—	$904	$37

Assets of U.S. retiree health care plan
Money market collective trusts	$45	$—	$45	$—
U.S. bond funds	193	193	—	—
U.S. equity funds and option collars	176	—	176	—
International equity funds	71	—	71	—
Total	$485	$193	$292	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$46	$44	$2	$—
Local market bond funds	1,065	353	712	—
International/global bond funds	410	—	410	—
Local market equity funds	114	6	108	—
International/global equity funds	536	—	536	—
Other investments	8	—	—	8
Total	$2,179	$403	$1,768	$8

	Fair Value December 31, 2012	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$119	$—	$119	$—
U.S. Government agency and Treasury securities	247	—	247	—
U.S. bond funds	368	—	368	—
U.S. equity funds and option collars	219	—	219	—
International equity funds	81	—	81	—
Limited partnerships	37	—	—	37
Total	$1,071	$—	$1,034	$37

Assets of U.S. retiree health care plan
Money market collective trusts	$49	$—	$49	$—
U.S. bond funds	205	205	—	—
U.S. equity funds and option collars	197	46	151	—
International equity funds	66	—	66	—
Total	$517	$251	$266	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$133	$88	$45	$—
Local market bond funds	942	183	759	—
International/global bond funds	343	19	324	—
Local market equity funds	204	20	184	—
International/global equity funds	564	—	564	—
Other investments	32	—	13	19
Total	$2,218	$310	$1,889	$19

Weighted average asset allocations as of December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset Category	2013	2012	2013	2012	2013	2012
Equity securities	35%	31%	51%	51%	30%	36%
Fixed income securities	62%	58%	40%	40%	68%	58%
Cash equivalents	3%	11%	9%	9%	2%	6%

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset Category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	0% - 40%
Fixed income securities and cash equivalents	65%	50%	60% - 100%

Schedule of effect of significant unobservable inputs, changes in plan assets
The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2013 and 2012:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2011	$35	$18
Redemptions	(2)	—
Unrealized gain	4	1
Balance, December 31, 2012	37	19
Redemptions	—	(10)
Unrealized loss	—	(1)
Balance, December 31, 2013	$37	$8

Schedule of assumptions used
Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2013	2012	2013	2012
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	5.11%	4.16%	4.83%	3.97%
Non-U.S. discount rate	3.01%	2.80%

U.S. average long-term pay progression	3.50%	3.50%
Non-U.S. average long-term pay progression	3.11%	3.10%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	4.59%	4.92%	3.94%	4.86%
Non-U.S. discount rate	2.74%	2.88%

U.S. long-term rate of return on plan assets	5.25%	6.00%	4.75%	5.50%
Non-U.S. long-term rate of return on plan assets	3.34%	3.83%

U.S. average long-term pay progression	3.60%	3.50%
Non-U.S. average long-term pay progression	3.01%	3.17%

Schedule of expected benefit payments
The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2014	$208	$36	$(4)	$81
2015	102	37	(4)	84
2016	105	39	(4)	86
2017	104	40	(5)	91
2018	101	41	(5)	94
2019 - 2023	421	196	(13)	521

Schedule of effect of one-percentage-point change in assumed health care cost trend rates

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2013	2012
Assumed health care cost trend rate for next year	7.0%	7.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2022	2018